Annual Total Returns - FIMMFunds-SelectComboPRO - FIMMFunds-SelectComboPRO - Fidelity Investments Money Market Tax-Exempt Portfolio - Fidelity Investments Money Market Tax Exempt Portfolio - Select Class
May 30, 2024
Bar Chart Table:
Annual Return 2014	0.03%
Annual Return 2015	0.08%
Annual Return 2016	0.32%
Annual Return 2017	0.66%
Annual Return 2018	1.25%
Annual Return 2019	1.31%
Annual Return 2020	0.43%
Annual Return 2021	0.01%
Annual Return 2022	1.02%
Annual Return 2023	3.15%